9. RECOVERABLE TAXES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Recoverable Taxes Line Items
Beginning balance	R$ (175,925)	R$ (169,532)
Additions	(47,355)	(83,691)
Write-offs	55,594	64,738
Exchange rate variation	12	1,527
Transfer - held for sale		2,004
Ending balance	(176,703)	(175,925)
ICMS ("State VAT") [Member]
Recoverable Taxes Line Items
Beginning balance	(140,970)	(122,892)
Additions	(45,079)	(80,004)
Write-offs	44,856	61,926
Ending balance	(141,193)	(140,970)
PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
Recoverable Taxes Line Items
Beginning balance	(17,418)	(19,717)
Additions	(496)
Write-offs	992	2,299
Ending balance	(16,922)	(17,418)
IPI ("Federal VAT") [Member]
Recoverable Taxes Line Items
Beginning balance	(13,562)
Write-offs	9,744
Ending balance	(3,818)	(13,562)
Other [Member]
Recoverable Taxes Line Items
Beginning balance	(3,975)	(4,332)
Additions	(1,780)	(3,687)
Write-offs	2	513
Exchange rate variation	12	1,527
Transfer - held for sale		2,004
Ending balance	R$ (5,741)	R$ (3,975)